Consolidated Statements of Cash Flows Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from investing activities:
Restricted cash	$ 28,900	$ 35,400
Cash flows from financing activities:
Principal reductions of debt			(20,000)
Colonial Properties Trust
Cash flows from operating activities:
Net income (loss)	8,865	6,179	(38,543)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	133,731	136,752	131,539
(Income) loss from partially-owned unconsolidated entities	(31,862)	(17,497)	(3,365)
(Gain) loss from sales of property	(18,423)	(23,848)	1,669
Impairment and other losses	26,013	5,736	1,448
Gain on retirement of debt	0	0	(1,044)
Distributions of income from partially-owned entities	958	3,737	5,566
Share-based compensation expense	8,833	6,013	4,589
Other, net	341	(3,067)	1,522
Change in:
Restricted cash	(1,126)	1,157	(1,342)
Accounts receivable	4,456	(10,288)	18,073
Prepaid expenses	452	(13,162)	(328)
Other assets	4,090	435	(1,501)
Accounts payable	(7,046)	14,398	4,210
Accrued interest	(1,714)	(79)	(1,131)
Accrued expenses and other	9,540	11,620	(11,655)
Net cash provided by operating activities	137,108	118,086	109,707
Cash flows from investing activities:
Acquisition of properties	(184,727)	(225,885)	(42,635)
Development expenditures paid to non-affiliates	(84,386)	(41,497)	(14,867)
Development expenditures paid to an affiliate	(7,997)	(4,065)	(13,740)
Capital expenditures, tenant improvements and leasing commissions	(27,936)	(25,101)	(42,450)
Proceeds from sales of property, net of selling costs	145,942	146,733	21,194
Restricted cash	6,487	(35,352)	0
Issuance of notes receivable	0	(17,977)	(29,137)
Repayments of notes receivable	2,074	1,485	5,787
Distributions from partially-owned entities	6,985	26,020	19,104
Capital contributions to partially-owned entities	(54)	0	(5,543)
Net cash used in investing activities	(143,612)	(175,639)	(102,287)
Cash flows from financing activities:
Proceeds from additional borrowings	150,000	250,000	73,200
Proceeds from dividend reinvestment plan and exercise of stock options	7,196	5,000	4,003
Proceeds from common share issuance, net of expenses	0	163,408	155,867
Principal reductions of debt	(82,718)	(58,885)	(101,552)
Payment of debt issuance costs	(5,309)	(2,879)	(1,351)
Proceeds from borrowings on revolving credit lines	750,040	1,450,000	945,000
Payments on revolving credit lines and overdrafts	(739,000)	(1,641,610)	(874,878)
Dividends paid to common and preferred shareholders	(63,329)	(54,138)	(55,685)
Distributions to noncontrolling partners in CRLP	(5,154)	(4,345)	(4,541)
Payments for repurchase of redeemable preferred stock	0	0	(100,119)
Payments for repurchase of redeemable preferred units	0	(47,500)	(47,000)
Net cash provided by (used in) financing activities	11,726	59,051	(7,056)
Increase in cash and cash equivalents	5,222	1,498	364
Cash and cash equivalents, beginning of period	6,452	4,954	4,590
Cash and cash equivalents, end of period	11,674	6,452	4,954
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, including amounts capitalized	95,009	88,184	86,836
Cash received during the period for income taxes	0	(729)	(17,368)
Supplemental disclosure of non-cash transactions:
Change in accrual of construction expenses and capital expenditures	(1,906)	2,331	(3,100)
Colonial Realty Limited Partnership
Cash flows from operating activities:
Net income (loss)	4,720	6,179	(38,543)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	133,731	136,752	131,539
(Income) loss from partially-owned unconsolidated entities	(27,717)	(17,497)	(3,365)
(Gain) loss from sales of property	(18,423)	(23,848)	1,669
Impairment and other losses	26,013	5,736	1,448
Gain on retirement of debt	0	0	(1,044)
Distributions of income from partially-owned entities	958	3,737	5,566
Share-based compensation expense	8,833	6,013	4,589
Other, net	341	(3,067)	1,522
Change in:
Restricted cash	(1,126)	1,157	(1,342)
Accounts receivable	4,456	(10,288)	18,073
Prepaid expenses	452	(13,162)	(328)
Other assets	4,090	435	(1,501)
Accounts payable	(7,046)	14,398	4,210
Accrued interest	(1,714)	(79)	(1,131)
Accrued expenses and other	9,540	11,620	(11,655)
Net cash provided by operating activities	137,108	118,086	109,707
Cash flows from investing activities:
Acquisition of properties	(184,727)	(225,885)	(42,635)
Development expenditures paid to non-affiliates	(84,386)	(41,497)	(14,867)
Development expenditures paid to an affiliate	(7,997)	(4,065)	(13,740)
Capital expenditures, tenant improvements and leasing commissions	(27,936)	(25,101)	(42,450)
Proceeds from sales of property, net of selling costs	145,942	146,733	21,194
Restricted cash	6,487	(35,352)	0
Issuance of notes receivable	0	(17,977)	(29,137)
Repayments of notes receivable	2,074	1,485	5,787
Distributions from partially-owned entities	6,985	26,020	19,104
Capital contributions to partially-owned entities	(54)	0	(5,543)
Net cash used in investing activities	(143,612)	(175,639)	(102,287)
Cash flows from financing activities:
Proceeds from additional borrowings	150,000	250,000	73,200
Proceeds from dividend reinvestment plan and exercise of stock options	7,196	5,000	4,003
Proceeds from issuance of common units	0	163,408	155,867
Principal reductions of debt	(82,718)	(58,885)	(101,552)
Payment of debt issuance costs	(5,309)	(2,879)	(1,351)
Proceeds from borrowings on revolving credit lines	750,040	1,450,000	945,000
Payments on revolving credit lines and overdrafts	(739,000)	(1,641,610)	(874,878)
Dividends paid to common and preferred shareholders	(63,329)	(54,138)	(55,685)
Distributions to noncontrolling partners in CRLP	(5,154)	(4,345)	(4,541)
Payments for repurchase of redeemable preferred stock	0	(47,500)	(147,119)
Payments for repurchase of redeemable preferred units		(47,543)	(147,118)
Net cash provided by (used in) financing activities	11,726	59,051	(7,056)
Increase in cash and cash equivalents	5,222	1,498	364
Cash and cash equivalents, beginning of period	6,452	4,954	4,590
Cash and cash equivalents, end of period	11,674	6,452	4,954
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, including amounts capitalized	95,009	88,184	86,836
Cash received during the period for income taxes	0	(729)	(17,368)
Supplemental disclosure of non-cash transactions:
Change in accrual of construction expenses and capital expenditures	(1,906)	2,331	(3,100)
Colonial Grand at Traditions (Gulf Shores, AL) | Colonial Properties Trust
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	0	17,615	0
Colonial Grand at Traditions (Gulf Shores, AL) | Colonial Realty Limited Partnership
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	0	17,615	0
Colonial Grand at Riverchase Trails (Birmingham, AL) | Colonial Properties Trust
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	0	0	1,637
Colonial Grand at Riverchase Trails (Birmingham, AL) | Colonial Realty Limited Partnership
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	$ 0	$ 0	$ 1,637